Fair Value of Assets Measured on Recurring Basis (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	$ 214,392,682	$ 212,528,385
Government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	36,359,000	43,673,000
Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	98,910,000	94,258,000
Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	61,967,000	59,330,000
Corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	16,187,000	14,293,000
Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	970,000	974,000
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	970,000	974,000
Quoted Prices in Active Markets for Identical Assets (Level 1) | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	970,000	974,000
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	210,755,000	209,302,000
Significant Other Observable Inputs (Level 2) | Government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	36,359,000	43,673,000
Significant Other Observable Inputs (Level 2) | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	98,910,000	94,258,000
Significant Other Observable Inputs (Level 2) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	61,967,000	59,330,000
Significant Other Observable Inputs (Level 2) | Corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	13,519,000	12,041,000
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	2,668,000	2,252,000
Significant Unobservable Inputs (Level 3) | Corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	$ 2,668,000	$ 2,252,000